Loss Per Share (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Numerator:
Net loss attributable to Stratasys Ltd.	$ (6,941)	$ (679)	$ (8,059)	$ (17,271)
Adjustment of redeemable non-controlling interest to redemption amount				(935)
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (6,941)	$ (679)	$ (8,059)	$ (18,206)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	54,394	53,769	54,201	53,716
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.13)	$ (0.01)	$ (0.15)	$ (0.34)
Diluted	$ (0.13)	$ (0.01)	$ (0.15)	$ (0.34)